Significant Production and Growth Asset Acquisitions	12 Months Ended
Dec. 31, 2022
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Significant production and growth asset acquisitions
B.6	Significant production and growth asset acquisitions
(a) Sangomar - Acquisition from FAR Senegal RSSD SA
On 7 July 2021, Woodside completed the acquisition of FAR Senegal RSSD SA’s interest in the RSSD Joint Venture (13.67% interest in the Sangomar exploitation area and 15% interest in the remaining RSSD evaluation area), for an aggregate purchase price of $212 million. The transaction was accounted for as an asset acquisition.
Additional payments of up to $55 million are contingent on future commodity prices and timing of first oil. The contingent payments terminate on the earliest of 31 December 2027, three years from first oil being sold, and a total contingent payment of $55 million being reached. The contingent payments are accounted for as contingent liabilities in accordance with the Group’s accounting policies.
As at 31 December 2021, Woodside held an 82% interest in the Sangomar exploitation area (2020: 68.33%) and a 90% interest in the remaining RSSD evaluation area (2020: 75%).
Assets acquired and liabilities assumed
The identifiable assets and liabilities acquired as at the date of the acquisition inclusive of transaction costs are:

US$m

Oil and gas properties	205
Exploration and evaluation	7
Cash acquired	3
Payables	(13)
Net other assets and liabilities assumed	10

Total identifiable net assets at acquisition	212

Cash flows on acquisition

US$m

Purchase cash consideration	212
Transaction costs	-

Total purchase consideration	212

Net cash outflows on acquisition	212

Key estimates and judgements

Nature of acquisition
Judgement was required to determine if the transaction was the acquisition of an asset or a business combination. The Sangomar project was in the early phase of development and a substantive process that had the ability to convert inputs to outputs was not present and therefore the acquisition in 2021 was treated as asset acquisitions.

(b) Sangomar - Acquisition from Capricorn Senegal Limited
On 22 December 2020, Woodside completed the acquisition of Capricorn Senegal Limited’s (Cairn’s) interest in the RSSD Joint Venture (36.44% interest in the Sangomar exploitation area and 40% interest in the remaining RSSD evaluation area) for an aggregate purchase price of $527 million. The transaction was accounted for as an asset acquisition.
Additional payments of up to $100 million are contingent on future commodity prices and the occurrence
of first oil

prior to 2025
. The contingent payments are accounted for as contingent liabilities in accordance with the Group’s accounting policies.
Assets acquired and liabilities assumed
The identifiable assets and liabilities acquired as at the date of the acquisition inclusive of transaction costs were:

US$m

Oil and gas properties	540
Exploration and evaluation	26
Cash acquired	5
Payables	(51)
Net other assets and liabilities assumed	7

Total identifiable net assets at acquisition	527

Cash flows on acquisition

US$m

Purchase cash consideration	525
Transaction costs	2

Total purchase consideration	527

Net cash outflows on acquisition	527